LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Sep. 23, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 830.8	$ 918.7
Current portion of long-term debt	5.0	8.7
Non-current portion of long-term debt	825.8	910.0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	455.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 448.0	$ 447.6
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%
Second lien term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 375.6	$ 0.0
Equipment loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7.2	$ 16.1